Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 730,361	$ 784,533	$ 693,099
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	9.83%	9.85%	9.85%
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	6.91%	5.83%	4.73%
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 17,815,500	$ 17,455,791	$ 12,385,582
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	298,376	252,622	198,512
Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	730,361	784,533	693,099
Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,500,000	7,500,000	3,700,000
Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,310,556	3,990,980	4,331,680
Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	225,307	261,278	282,596
Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,084,954	810,672	930,486
Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,165,946	2,355,706	749,209
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	256,859	255,290	378,984
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	189,894	200,056	358,587
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		694	667
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,664	232	3,104
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	64,301	54,308	16,626
From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	724,487	837,825	381,300
From 1 to 3 months [Member] | Contractual maturities [Member] | Trade accounts payable [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	540,467	584,477	334,512
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		73,021
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		1,403	2,027
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	56,198	54,138	6,398
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	127,822	124,786	38,363
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	996,564	894,557	552,647
Less than 1 month [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	298,376	252,622	198,512
Less than 1 month [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		59,688	76,457
Less than 1 month [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		6,548	5,608
Less than 1 month [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	79,990	55,470	109,563
Less than 1 month [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	618,198	520,229	162,507
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	13,608,013	13,473,761	8,960,283
Between 1 and 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,500,000	7,500,000	3,700,000
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,200,331	3,858,271	4,255,223
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		26,725	37,756
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	555,088	432,382	435,591
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,352,594	1,656,383	531,713
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,229,577	1,994,358	2,112,368
More than 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
More than 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	110,225
More than 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	225,307	225,908	236,538
More than 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	391,014	$ 268,450	$ 375,830
More than 5 years [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 3,031